Fixed assets - Information on telecommunications licenses - Licenses (Details)	Dec. 31, 2022 item
FRANCE | 5G license
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	5
FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
SPAIN | 5G license
Disclosure of detailed information about intangible assets [line items]
Number of licenses	4
SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	6
POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | 5G license
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
BELGIUM | 5G license
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	2
SLOVAKIA | 5G license
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
SLOVAKIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	3
SLOVAKIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1
SLOVAKIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Number of licenses	1